Note Payable - Related Party	12 Months Ended
Mar. 31, 2014
Payables and Accruals [Abstract]
Note Payable - Related Party

8. NOTE PAYABLE – RELATED PARTY

On September 24, 2010, the Company issued a $2,867,500 promissory note to a related party. The principal amount due under this promissory note has been loaned to the Company in a series of advances during fiscal years ended March 31, 2010 and 2009. The note accrues interest at 6% from the funding date. The note matures on the earlier of: 1) a change of control transaction as defined in the note; 2) the written consent of the Board of Directors of the Company. The Company agrees not to make any payment with respect to this note until the entire outstanding principal and accrued interest due under the 7.5% Angel Notes and 15% Angel Notes have been paid in full.

On September 25, 2013, $2,867,500 note payable to related party was converted into 14,993,464 shares of the Company’s common stock. Accrued and unpaid interest of $811,267 continues to remain on the books, payable at the discretion of the Company’s board of directors.

On September 4, 2013, the Company issued $65,000 promissory notes to its related parties. The principal and interest amount are due on August 31, 2014. The notes accrue interest at 8% and are unsecured.